Net foreign exchange loss (Details)		12 Months Ended
	Feb. 06, 2025	Dec. 31, 2024 ZiG / $	Dec. 31, 2025 ZiG / $	Apr. 05, 2024 ZiG / $	Apr. 05, 2024 $ / ZiG
Net foreign exchange loss
Foreign exchange rate		25.8	26.77	13.56	2,499
USD
Net foreign exchange loss
Retention threshold on gold receipts	70.00%	75.00%